Description of the business and summary of material accounting policy information (Details 2)	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 MXN ($) Colon	Dec. 31, 2024 MXN ($) GTQ (Q)	Dec. 31, 2024 MXN ($) COP ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 MXN ($) Colon	Dec. 31, 2023 MXN ($) GTQ (Q)	Dec. 31, 2023 MXN ($) COP ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 MXN ($) Colon	Dec. 31, 2022 MXN ($) GTQ (Q)	Dec. 31, 2022 MXN ($) COP ($)	Apr. 10, 2025 MXN ($)	Dec. 31, 2024 Colon	Dec. 31, 2024 GTQ (Q)	Dec. 31, 2024 COP ($)	Dec. 31, 2023 Colon	Dec. 31, 2023 GTQ (Q)	Dec. 31, 2023 COP ($)	Dec. 31, 2022 Colon	Dec. 31, 2022 GTQ (Q)	Dec. 31, 2022 COP ($)
Description Of Business And Summary Of Material Accounting Policy Informatio
Closing foreign exchange rate	20.2683	20.2683	20.2683	20.2683	16.8935	16.8935	16.8935	16.8935	19.3615	19.3615	19.3615	19.3615	19.5478	512.2300	7.71833	4,409.15	524.7900	7.8301	3,822.05	594.9700	7.8515	4,810.20
Average foreign exchange rate	18.3000	517.3692	7.7695	4,071.03	17.7665	545.1760	7.8428	4,327.66	20.1254	649.5908	7.7765	4,255.44